Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
ViiV healthcare [member]
Statement [LineItems]
Summarised Financial Information of Joint Venture

ViiV Healthcare

The ViiV Healthcare subgroup has a material non-controlling interest. Summarised financial information in respect of the ViiV Healthcare group is as follows:

	2018 £m	2017 £m	2016 £m
Turnover	4,665	4,269	3,527
Profit/(loss) after taxation	560	825	(1,249)
Other comprehensive income	19	20	36

Total comprehensive income/(expense)	579	845	(1,213)

	2018 £m	2017 £m
Non-current assets	2,787	2,736
Current assets	2,643	2,533

Total assets	5,430	5,269
Current liabilities	(2,638)	(2,409)
Non-current liabilities	(8,895)	(8,011)

Total liabilities	(11,533)	(10,420)

Net liabilities	(6,103)	(5,151)

	2018 £m	2017 £m	2016 £m
Net cash inflow from operating activities	2,212	2,132	1,750
Net cash outflow from investing activities	(237)	(207)	(326)
Net cash outflow from financing activities	(1,982)	(1,820)	(1,023)

(Decrease)/increase in cash and bank overdrafts in the year	(7)	105	401

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet

The following amounts attributable to the ViiV Healthcare group are included in GSK’s Consolidated statement of comprehensive income, Consolidated statement of changes in equity and Consolidated balance sheet:

	2018 £m	2017 £m	2016 £m
Total comprehensive income/(expense) for the year attributable to non-controlling interests	254	187	(83)
Dividends paid to non-controlling interests	332	316	152

Non-controlling interests in the Consolidated balance sheet	(543)	(476)

Consumer health care joint venture [member]
Statement [LineItems]
Summarised Financial Information of Joint Venture

Consumer Healthcare Joint Venture

During 2018, the Group acquired Novartis’ interest in the Consumer Healthcare Joint Venture to obtain 100% ownership. The acquisition became unconditional on 3 May 2018 and completed on 1 June 2018. Summarised financial information in respect of the Consumer Healthcare Joint Venture is as follows:

	Period ended
	3 May 2018	2017	2016
	£m	£m	£m
Turnover	2,306	7,003	6,530
Profit after taxation	7	1,211	660
Other comprehensive (expense)/income	(79)	(387)	1,640

Total comprehensive (expense)/income	(72)	824	2,300

2017
£m
Non-current assets	12,771
Current assets	3,282

Total assets	16,053
Current liabilities	(2,675)
Non-current liabilities	(1,537)

Total liabilities	(4,212)

Net assets	11,841

	Period ended
	3 May 2018	2017	2016
	£m	£m	£m
Net cash inflow from operating activities	65	883	1,496
Net cash inflow/(outflow) from investing activities	442	270	(537)
Net cash outflow from financing activities	(504)	(1,194)	(980)

Increase/(decrease) in cash and bank overdrafts in the year	3	(41)	(21)

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet

The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Consolidated statement of comprehensive income, Consolidated statement of changes in equity and Consolidated balance sheet:

	2018	2017	2016
	£m	£m	£m
Total comprehensive income for the year attributable to non-controlling interests	111	296	730
Dividends paid to non-controlling interests	183	420	346

Non-controlling interests in the Consolidated balance sheet	0	3,631